GOODWILL - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cloud service and solutions
GOODWILL
Impairment loss	¥ 0	¥ 0
Fair value of reporting unit	8,886,000
Fair value in excess of carrying amount	¥ 4,110,892
Percentage of fair value in excess of carrying amount	86.00%
Cloud-based digital solutions and services
GOODWILL
Impairment loss	¥ 0
Fair value of reporting unit	3,159,000
Fair value in excess of carrying amount	¥ 588,204
Percentage of fair value in excess of carrying amount	22.88%